1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
RICHARD HOROWITZ richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

July 11, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:         StepStone Private Infrastructure Fund (File Nos. 333-268986 and 811-23848)

Ladies and Gentlemen:

Enclosed for filing on behalf of StepStone Private Infrastructure Fund (the “Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 4 to the Fund’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). This filing is being made for the purpose of (i) completing certain items required to be included in the Registration Statement; and (ii) making certain non-material changes to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at (212) 698-3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz